SUBSEQUENT EVENTS (Details) - USD ($)		1 Months Ended
	Jan. 02, 2016	Feb. 29, 2016	Jan. 31, 2016	Mar. 31, 2015	Jan. 31, 2014	Aug. 31, 2008	Jul. 31, 2008	Dec. 31, 2015
Directors [Member]
Subsequent Event [Line Items]
Fair value of warrant								$ 24,901
Expiration period				10 years	10 years	3 years	3 years
Vesting immediately				20,000	20,000	212,500	50,000
Optiions issued					50,000	550,000	200,000
Option granted, number of shares vesting in installments				10,000	10,000	112,500	50,000
Option granted, purchase price					$ 0.715	$ 1.42	$ 1.75
Option granted, value					$ 29,440
Subsequent Event [Member]
Subsequent Event [Line Items]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)			$ 20,000,000
Registering shares of common stock			5,000,000
Term of agreement with institutional investor			36 months
Subsequent Event [Member] | Senior Advisor [Member]
Subsequent Event [Line Items]
Number of common shares that can be purchased through warrant	125,000
Exercise price of warrants	$ 0.60
Fair value of warrant	$ 44,868
Expiration period	5 years
Vesting immediately	31,250
Option granted, number of shares vesting in installments	9,375
Vesting period	10 months
Subsequent Event [Member] | Directors [Member]
Subsequent Event [Line Items]
Expiration period		10 years
Vesting immediately		20,000
Optiions issued		50,000
Option granted, number of shares vesting in installments		10,000
Beginning date of shares vesting		Apr. 01, 2016
Option granted, purchase price		$ 0.68
Option granted, value		$ 21,475
Frequency of vesting installments		quarterly